Earnings per Share (Schedule of Earnings per Share, Diluted) (Details) - $ / shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	92,847	95,626	92,495	95,654
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	61	87	63	101
Earnings Per Share, Diluted	$ 0.70	$ 1.40	$ 1.04	$ 2.51